Property, Plant and Equipment, Net (Details Textual) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY
Depreciation	4.4	$ 5.7	34.9	36.9	3.0